Employee Benefit Plans - Summary of Restricted Stock Unit Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	7,802,863	6,719,552	5,927,698
Granted	2,746,045	2,890,010	2,910,095
Forfeited	(299,531)	(233,212)	(207,932)
Issued	(1,520,419)	(1,573,487)	(1,910,309)
Outstanding at December 31, 2009	8,728,958	7,802,863	6,719,552
Weighted-Average Grant-Date Fair Value, beginning of year	$ 53.04	$ 57.08	$ 61.14
Not Vested at December 31, 2011	6,175,477
Weighted-Average Grant-Date Fair Value, Granted	$ 67.54	$ 46.38	$ 43.41
Weighted-Average Grant-Date Fair Value, Forfeited	$ 56.43	$ 53.11	$ 51.84
Weighted-Average Grant-Date Fair Value, ending of year	$ 55.41	$ 53.04	$ 57.08
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 55.93
Total Fair Value, issued	$ 109	$ 79	$ 88
Performance Share Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2008	3,434,586	3,404,878	3,176,178
Granted	615,780	317,072	659,812
Forfeited	(23,240)	(53,243)	(23,670)
Issued	(509,365)	(234,121)	(407,442)
Outstanding at December 31, 2009	3,517,761	3,434,586	3,404,878
Weighted-Average Grant-Date Fair Value, beginning of year	$ 63.43	$ 64.63	$ 68.13
Not Vested at December 31, 2011	1,063,982
Weighted-Average Grant-Date Fair Value, Granted	$ 70.57	$ 48.39	$ 45.47
Weighted-Average Grant-Date Fair Value, Forfeited	$ 63.18	$ 62.66	$ 65.00
Weighted-Average Grant-Date Fair Value, ending of year	$ 64.35	$ 63.43	$ 64.63
Weighted-Average Grant-Date Fair Value Not Vested, ending of year	$ 64.16
Total Fair Value, issued	$ 37	$ 12	$ 19